Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com
Christopher J. Zimmerman, Esq. Direct Dial – (202) 419-8402
1933 Act Rule 485(a) 1933 Act File No. 002-73024 1940 Act File No. 811-03213

February 3, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (“Registrant”)
File Nos. 002-73024 and 811-03213
Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 195/196 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant. The purpose of the Amendment is to make certain changes to the principal investment strategies and principal risks of the BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund), a series of the Registrant (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purpose of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates solely to certain series and classes of the Registrant, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Jessica Burt, Esquire at (202) 419-8409.

Very truly yours,

/s/ Christopher J. Zimmerman

Christopher J. Zimmerman, Esq.

cc:	Allan J. Oster, Esq.

A Pennsylvania Limited Liability Partnership